Investments in Joint Ventures - Summary of Movements in Investments in Joint Ventures (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [abstract]
Beginning balance	¥ 594	¥ 627
Share of results	(44)	(13)	¥ 17
Dividend declared during the year	(12)	(20)
Disposal of joint ventures	(54)
Ending balance	¥ 484	¥ 594	¥ 627